DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS

July 31, 2024

(Unaudited)

Principal Amount (000)	Description (a)	Value

	LONG-TERM MUNCIPAL BOND INVESTMENTS - 93.9%

	Alabama - 1.2%
$1,000	Jefferson Cnty. Swr. Rev.,
	5.00%, 10/01/28	$1,061,102

	Arizona - 1.9%
650	Arizona St. Hlth. Fac. Auth. Rev.,
	HonorHealth Hosp. Proj.,
	5.00%, 12/01/42
	Refunded 12/01/24 @ 100 (b)	653,988
1,000	Maricopa Cnty. Indl. Dev. Auth. Rev.,
	Banner Hlth.,
	4.00%, 1/01/34	1,005,344

		1,659,332

	Arkansas - 1.1%
400	Bentonville Sales & Use Tax Rev.,
	5.00%, 11/01/24	401,669
505	Bentonville Sales & Use Tax Rev.,
	5.00%, 11/01/26	524,656

		926,325

	California - 3%
330	California St. Hlth. Facs. Fin. Auth. Rev.,
	Providence St. Joseph Hlth.,
	4.00%, 10/01/36	330,134
1,660	California St. Hlth. Facs. Fin. Auth. Rev.,
	Sutter Hlth.,
	5.00%, 11/15/46
	Prerefunded 11/15/25 @ $100 (b)	1,706,334
500	Los Angeles Unified Sch. Dist. Gen. Oblig.,
	5.00%, 7/01/25	509,828

		2,546,296

	Colorado - 6.6%
1,000	Denver City and Cnty. Arpt. Rev.,
	5.50%, 11/15/30	1,116,457
2,150	Public Auth. for Colorado Energy,
	Natural Gas Purch. Rev.,
	6.25%, 11/15/28	2,260,372
1,000	Regl. Transprtn. Dist. (Colorado) COP,
	5.00%, 6/01/26	1,036,662
1,200	Regl. Transprtn. Dist. (Colorado),
	Denver Transit Partners Eagle P3 Proj. Rev.,
	5.00%, 1/15/28	1,256,789

		5,670,280

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2024

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Connecticut - 5.4%
$500	Connecticut St. Gen. Oblig.,
	5.00%, 1/15/26	$514,858
935	Connecticut St. Gen. Oblig.,
	5.00%, 9/15/35	996,692
730	Connecticut St. Gen. Oblig.,
	4.00%, 4/15/38	736,773
1,415	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Yale Univ.,
	5.00%, 7/01/40
	(Mandatory put 2/01/28)	1,517,511
550	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Yale-New Haven Hosp.,
	5.00%, 7/01/48
	Refunded 9/27/24 @ $100 (b)	551,626
390	Connecticut St. Hsg. Auth. Rev.,
	3.00%, 5/15/33	351,577

		4,669,037

	Florida - 14.2%
1,020	Florida St. Atlantic Univ. Fin. Corp.
	Capital Impt. Rev.,
	5.00%, 7/01/25	1,036,941
1,000	Hillsborough Cnty. Aviation Auth. Rev.,
	Tampa Int’I. Arpt.,
	5.00%, 10/01/44
	Prerefunded 10/01/24 @ $100 (b)	1,002,338
500	Marion Cnty. Sch. Brd. COP,
	5.00%, 6/01/27, AGM	527,225
1,080	Miami Beach Hlth. Facs. Auth. Rev.,
	Mt. Sinai Med. Ctr.,
	5.00%, 11/15/39	1,081,803
500	Miami Beach Redev. Agy. Rev.,
	5.00%, 2/01/40, AGM	500,372
1,250	Miami-Dade Cnty. Ed. Facs. Auth. Rev.,
	Univ. of Miami,
	5.00%, 4/01/45	1,255,503
2,220	Miami-Dade Cnty. Sch. Brd. Ref. COP,
	5.00%, 2/01/34	2,269,606
2,035	Seminole Cnty. Sales Tax Rev.,
	5.25%, 10/01/31, NRE	2,269,001
2,190	Seminole Cnty. Sch. Brd. COP,
	5.00%, 7/01/33	2,254,249

		12,197,038

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2024

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Illinois - 11.8%
$500	Chicago Multi-Family Hsg. Rev.,
	Paul G. Stewart (Phases I and II),
	4.90%, 3/20/44, FHA	$500,125
250	Chicago Sales Tax Rev.,
	5.00%, 1/01/30
	Prerefunded 1/01/25 @ $100 (b)	251,830
250	Chicago Wtrwks. Rev.,
	5.00%, 11/01/30	258,123
665	Chicago Wtrwks. Rev.,
	5.25%, 11/01/32, AGM	701,962
250	Chicago Wtrwks. Rev.,
	5.00%, 11/01/36, AGM	260,924
865	Chicago Wtrwks. Rev.,
	5.00%, 11/01/44	866,223
1,100	Cook Cnty. Gen. Oblig.,
	5.00%, 11/15/24	1,104,691
170	Illinois St. Fin. Auth. Rev.,
	Advocate Hlth. Care Network,
	5.00%, 5/01/45
	Prerefunded 5/01/25 @ $100 (b)	172,077
1,055	Illinois St. Fin. Auth. Rev.,
	Advocate Hlth. Care Network,
	5.00%, 5/01/45
	Prerefunded 5/01/25 @ $100 (b)	1,067,890
525	Illinois St. Fin. Auth. Rev.,
	Northwestern Memorial Hlthcare.,
	5.00%, 9/01/42
	Prerefunded 9/01/24 @ $100 (b)	525,739
160	Illinois St. Gen. Oblig.,
	5.00%, 11/01/26	166,115
1,000	Illinois St. Gen. Oblig.,
	5.00%, 2/01/27	1,042,250
2,020	Illinois St. Gen. Oblig.,
	5.50%, 1/01/29	2,205,635
1,000	Univ. of Illinois Aux. Facs. Sys. Rev.,
	5.00%, 4/01/34
	Refunded 9/09/24 @ $100 (b)	1,001,786

		10,125,370

	Indiana - 0.3%
240	Indiana St. Fin. Auth. Hosp. Rev.,
	Indiana Univ. Hlth.,
	5.00%, 12/01/28	241,145

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2024

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Kentucky - 5.6%
$530	Kenton Cnty. Arpt. Brd. Rev.,
	5.00%, 1/01/27	$542,923
3,180	Kentucky St. Tpk. Auth.,
	Econ. Dev. Road Rev.,
	5.00%, 7/01/26	3,300,096
1,000	Rural Wtr. Financing Agy. Public Projs. Rev.,
	City of Millington, Tenn.,
	3.70%, 5/01/27	1,002,733

		4,845,752

	Maine - 0.8%
725	Maine St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/01/33	725,731

	Massachusetts - 2.9%
250	Massachusetts Bay Transprtn. Auth. Rev.,
	5.00%, 7/01/27	265,030
1,945	Massachusetts St. Gen. Oblig.,
	5.50%, 8/01/30, AMBAC	2,199,964

		2,464,994

	Michigan - 1.3%
550	Michigan St. Fin. Auth. Rev.,
	Corewell Hlth.,
	5.00%, 11/01/44	554,561
540	Michigan St. Bldg. Auth. Rev.,
	4.00%, 10/15/36	545,412

		1,099,973

	Minnesota - 0.2%
200	Minnesota St. Hsg. Fin. Agy.,
	2.70%, 7/01/44	156,338

	Nebraska - 2.4%
1,925	Omaha Gen. Oblig.,
	5.25%, 4/01/27	2,040,253

	New Jersey - 3.2%
500	Bergen Cnty. Gen. Oblig.,
	4.00%, 3/01/27	514,072
820	New Jersey St. COVID-19 Gen. Oblig.
	Emergency Bonds,
	5.00%, 6/01/26	850,776
295	New Jersey St. COVID-19 Gen. Oblig.
	Emergency Bonds,
	4.00%, 6/01/31	312,986

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2024

(Unaudited)

Principal Amount (000)	Description (a)	Value

$1,000	New Jersey St. Transprtn. Trust Fund Auth.
	Rev.,
	5.00%, 12/15/28	$1,080,633

		2,758,467

	New York - 5.2%
500	New York City Transitional Fin. Auth. Rev.,
	5.00%, 11/01/27	533,022
750	New York St. Dorm. Auth.,
	Personal Inc. Tax Rev.,
	5.00%, 03/15/28	806,409
2,035	New York St. Dorm. Auth.,
	Personal Inc. Tax Rev.,
	5.00%, 03/15/31	2,054,382
500	New York St. Dorm. Auth. Rev.,
	5.00%, 10/01/26, AGM	522,269
500	New York St. Dorm. Auth. Rev.,
	5.00%, 10/01/36, AGM	566,739

		4,482,821

	North Carolina - 1.8%
925	North Carolina St. Tpk. Auth. Rev.,
	Monroe Expressway Sys.,
	5.00%, 01/01/25	932,995
625	Raleigh-Durham Arpt. Auth. Rev.,
	5.00%, 05/01/26	633,299

		1,566,294

	Oklahoma - 5.4%
1,345	Creek Cnty. Edl. Facs. Auth. Rev.,
	5.00%, 9/01/25, BAM	1,370,694
2,000	Oklahoma St. Capitol Impt. Auth.,
	St. Facs. Rev.,
	5.00%, 7/01/26	2,072,880
1,200	Oklahoma St. Wtr. Resources Brd.,
	Revolving Fund Rev.,
	5.00%, 4/01/26	1,240,448

		4,684,022

	Oregon - 1.9%
570	Port of Portland Intl. Arpt. Rev.,
	5.00%, 7/01/32
	Refunded 11/12/24 @ $100 (b)	570,317
1,000	Washington Cnty. Sch. Dist. 48J
	(Beaverton), Gen. Oblig.
	5.00%, 6/15/36	1,044,145

		1,614,462

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2024

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Pennsylvania - 0.4%
$315	Pittsburgh Gen. Oblig.,
	5.00%, 9/01/26	$327,760

	Rhode Island - 1.2%
1,070	Rhode Island St. Clean Wtr. Fin. Agy.,
	Wtr. Poll. Control Rev.,
	5.00%, 10/01/32
	Prerefunded 10/01/24 @ $100 (b)	1,073,225

	South Carolina - 0.8%
290	SCAGO Edl. Facs. Corp. Rev.,
	Pickens Cnty. Sch. Dist.,
	5.00%, 12/01/24	291,438
350	South Carolina Public Svce. Auth. Rev.,
	5.00%, 12/01/28	375,978

		667,416

	Tennessee - 2.7%
250	Chattanooga-Hamilton Cnty. Hosp. Auth. Rev.,
	Erlanger Hlth. Sys.,
	5.00%, 10/01/34	250,294
1,000	Memphis-Shelby Cnty. Arpt. Auth. Rev.,
	5.00%, 7/01/26	1,034,697
1,000	Met. Govt. of Nashville and Davidson Cnty.
	Elec. Rev.,
	5.00%, 5/15/28	1,077,363

		2,362,354

	Texas - 8.6%
350	Arlington Hgr. Ed. Fin. Corp. Ed. Rev.,
	Trinity Basin Preparatory Inc.,
	5.00%, 8/15/26, PSF	363,887
600	Bexar Cnty. Hosp. Dist. Gen. Oblig.,
	5.00%, 2/15/25	605,857
540	Fort Bend Cnty. Pub. Fac. Corp. Lease Rev.,
	5.00%, 3/01/25	546,175
340	Fort Bend Cnty. Pub. Fac. Corp. Lease Rev.,
	5.00%, 3/01/26	350,264
1,250	Grand Pkwy. Transprtn. Corp. Rev.,
	5.00%, 10/01/52
	(Mandatory put 4/01/28)	1,321,979
1,000	Midland Indep. Sch. Dist. Gen. Oblig.,
	5.00%, 2/15/50, PSF	1,035,442
735	New Braunfels Utility Sys. Rev.,
	5.00%, 7/01/28	788,965

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2024

(Unaudited)

Principal Amount (000)	Description (a)	Value

$1,505	North Texas Twy. Auth. Rev.,
	7.00%, 9/01/43
	Prerefunded 9/01/31 @ $100 (b)	$1,834,179
500	Texas St. Transprtn. Commission Rev.,
	Central Texas Turnpike Sys.,
	5.00%, 8/15/31	555,580

		7,402,328

	Washington - 1.5%
1,260	Port of Seattle Rev.,
	5.00%, 5/01/32	1,301,231

	Wisconsin - 2.5%
1,400	Wisconsin St. Pub. Fin. Auth. Hosp. Rev.,
	Renown Reg. Med. Ctr.,
	5.00%, 6/01/40	1,413,523
250	Wisconsin St. Pub. Fin. Auth.,
	Solid Waste Disp. Rev.,
	2.875%, 5/01/27	240,906
495	Wisconsin St. Pub. Fin. Auth.,
	Tax-Exempt Pooled Secs. Rev.,
	4.00%, 8/01/59
	(Mandatory put 7/01/26)	493,674

		2,148,103

	Total Long-Term Investments
	(Cost $80,895,266)	$80,817,449

	SHORT-TERM MUNICIPAL BOND INVESTMENTS - 2.4%

	California - 1.2%
1,000	Los Angeles TRAN,
	5.00%, 6/26/25	1,018,744

	New Jersey - 1.2%
1,000	Gloucester Cnty. Impt. Auth. Rev.,
	Rowan Univ.,
	4.00%, 2/27/25	1,001,943

	Total Short-Term Investments
	(Cost $2,016,075)	$2,020,687

	TOTAL INVESTMENTS - 96.3%
	(Cost $82,911,341)	$82,838,136
	Other assets less liabilities - 3.7%	3,200,735

	NET ASSETS - 100%	$86,038,871

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2024

(Unaudited)

(a) The following abbreviations are used in the portfolio descriptions:

AGM - Assured Guaranty Municipal Corp.*

AMBAC - Ambac Assurance Corporation*

BAM - Build America Mutual Assurance Company*

COP - Certificate of Participation

FHA - Federal Housing Authority*

NRE - National Public Finance Guarantee Corporation*

PSF - Texas Permanent School Fund*

TRAN - Tax and Revenue Anticipation Note

* Indicates an obligation of credit support, in whole or in part.

(b) Prerefunded and refunded issues are secured by escrowed cash, U.S. government obligations, or other securities.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its semi-annual report. The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2024:

Level 2
Municipal bonds	$82,838,136

There were no Level 1 or Level 3 priced securities held and there were no transfers into or out of Level 3.

Other information regarding the Fund is available on the Fund’s website at www.dpimc.com/dtf or the Securities and Exchange Commission’s website at www.sec.gov.